Condensed Consolidated Statements of Changes in Shareholders' Equity - USD ($) $ in Thousands	Total	Common stock [Member]	Additional paid-in-capital [Member]	Accumulated other comprehensive income/(loss) [Member]	Retained earnings (Deficit) [Member]
Beginning balance at Dec. 31, 2021	$ 863,878	$ 21,198	$ 671,831	$ 23,033	$ 147,816
Beginning balance (in shares) at Dec. 31, 2021		2,477,672
Net income	(15,562)				(15,562)
Pension adjustments, net of tax	(287)			(287)
Loss on foreign currency translation, net of tax	(4,972)			(4,972)
Ending balance at Jun. 30, 2022	843,057	$ 21,198	671,831	17,774	132,254
Ending balance (in shares) at Jun. 30, 2022		2,477,672
Beginning balance at Mar. 31, 2022	880,401	$ 21,198	671,831	21,061	166,311
Beginning balance (in shares) at Mar. 31, 2022		2,477,672
Net income	(34,056)				(34,056)
Pension adjustments, net of tax	239			239
Loss on foreign currency translation, net of tax	(3,526)			(3,526)
Ending balance at Jun. 30, 2022	843,057	$ 21,198	671,831	17,774	132,254
Ending balance (in shares) at Jun. 30, 2022		2,477,672
Beginning balance at Dec. 31, 2022	626,226	$ 21,198	359,280	19,360	226,388
Beginning balance (in shares) at Dec. 31, 2022		2,477,672
Net income	48,029				48,029
Pension adjustments, net of tax	(108)			(108)
Loss on foreign currency translation, net of tax	(1,347)			(1,347)
Ending balance at Jun. 30, 2023	672,799	$ 21,198	359,280	17,905	274,416
Ending balance (in shares) at Jun. 30, 2023		2,477,672
Beginning balance at Mar. 31, 2023	648,560	$ 21,198	359,280	18,022	250,060
Beginning balance (in shares) at Mar. 31, 2023		2,477,672
Net income	24,357				24,357
Pension adjustments, net of tax	49			49
Loss on foreign currency translation, net of tax	(166)			(166)
Ending balance at Jun. 30, 2023	$ 672,799	$ 21,198	$ 359,280	$ 17,905	$ 274,416
Ending balance (in shares) at Jun. 30, 2023		2,477,672